Investment Strategy - ProShares XRP ETF	May 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund invests in financial instruments that ProShare Advisors believes, in combination, should provide investment results that correspond to the performance of XRP. The Fund does not invest directly in XRP.XRP is a digital asset. The ownership and operation of XRP is determined by participants in an online, peer-to-peer network sometimes referred to as the “XRP Ledger”. The XRP Ledger connects computers that run publicly accessible, or “open source,” software that follows the rules and procedures governing the XRP Ledger. This is commonly referred to as the XRPL protocol (and is described in more detail in the section entitled “The XRPL protocol” in the Fund’s Prospectus). XRP may be used to pay for goods and services, stored for future use, or converted to a government-issued currency. As of the date of this Prospectus, the adoption of XRP for these purposes has been limited and XRP presently is not widely accepted as a means of payment. The value of XRP is not backed by any government, corporation, or other identified body. Instead, its value is determined in part by the supply and demand in markets created to facilitate trading of XRP. Ownership and transaction records for XRP are protected through public-key cryptography. The supply of XRP is determined by the XRP protocol. No single entity owns or operates the XRP Ledger. The XRP Ledger is collectively maintained by (1) a decentralized group of participants who run computer software that results in the recording and validation of transactions (commonly referred to as “validators”), (2) developers who propose improvements to the XRP protocol and the software that enforces the protocol and (3) users who choose which version of the XRP software to run. From time to time, the developers suggest changes to the XRP software. If a sufficient number of users and validators elect not to adopt the changes, a new digital asset, operating on the earlier version of the XRP software, may be created. This is often referred to as a “fork.” The value of the Fund may reflect the impact of these forks.Under normal circumstances, the Fund will invest at least 80% of its total assets in instruments that provide exposure to XRP and/or in instruments with similar economic characteristics.The Fund will invest principally in the financial instruments listed below.●Derivatives — Financial instruments whose value is derived from the value of an underlying asset or rate, such as stocks, bonds, ETFs, interest rates or indexes. The Fund invests in derivatives (e.g. ) in order to gain exposure to XRP. These derivatives principally include:○XRP Futures Contracts – Standardized, cash-settled XRP futures contracts traded on commodity exchanges registered with the Commodity Futures Trading Commission (“CFTC”). The Fund seeks to invest in cash-settled, front-month XRP futures. The Fund may also invest in back-month XRP futures contracts. Front-month XRP futures contracts are those contracts with the shortest time to maturity. Back-month XRP futures contracts are those with longer times to maturity.●Money Market Instruments — The Fund expects that any cash balances maintained in connection with its use of derivatives will typically be held in high quality, short-term money market instruments, for example:○U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the U.S. government.○Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy the securities back at a specified time and price.●Reverse Repurchase Agreements – The Fund seeks to engage in reverse repurchase agreements, a form of borrowing or leverage, and uses the proceeds to help achieve the Fund’s investment objective.In order to maintain its exposure to futures contracts, the Fund must sell its futures contracts as they near expiration and replace them with new futures contracts with a later expiration date. This is often referred to as “rolling” a futures contract. Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango.” When rolling futures contracts that are in contango, the Fund will sell the expiring contract at a relatively lower price and buy a longer-dated contract at a relatively higher price. Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation.” When rolling futures contracts that are in backwardation, the Fund will sell the expiring contract at a relatively higher price and buy a longer-dated contract at a relatively lower price.The Fund expects to gain exposure by investing a portion of its assets in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands and advised by ProShare Advisors. Because the Fund intends to qualify for treatment as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended, the Fund intends to invest no more than 25% of the Fund’s total assets in the subsidiary at each quarter end of the Fund’s tax year. Exceeding this amount may have tax consequences, see the section entitled “Tax Risk” in the Fund’s Prospectus for more information. References to investments by the Fund should be read to mean investments by either the Fund or the subsidiary.Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.